Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash		$ 6,606,369	$ 7,420,426
Accounts receivable		99,908	32,411
Other receivables and prepaid expenses		294,772	108,215
Total current assets		7,001,049	7,640,998
Property and equipment, net		21,519	25,812
Intangible assets, net		268,050	270,071
Right-of-use assets		93,806	132,606
Equity Investment		563,887	568,139
Deferred tax assets		267,635	199,371
Total assets		8,215,946	8,836,997
Current liabilities
Accounts payable			44,771
Deferred revenue			6,802
Other payables and accrued liabilities		13,234	11,007
Lease liabilities – current		89,414	80,412
Taxes payable		88,098	88,762
Total current liabilities		190,746	231,754
Non-current liabilities
Lease liabilities – non-current		10,196	53,350
Total liabilities		200,942	285,104
Commitments and contingencies (Note 15)
Shareholders’ equity
Additional paid-in capital		20,123,879	19,278,129
Additional paid-in capital – Restricted Share Unit			788,915
Accumulated deficit		(12,072,554)	(11,519,521)
Accumulated other comprehensive (loss) income		(37,108)	3,613
Total shareholders’ equity		8,015,004	8,551,893
Total liabilities and shareholders’ equity		8,215,946	8,836,997
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]	387	357
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]	400	400
Related Party
Current Assets
Accounts receivable – a related party			$ 79,946

[1]	The share information is presented on a retrospective basis to reflect the shares reclassification and shares increase. (Note 1)